24. Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenue
Schedule of liabilities related to assets held to sale

	2020	2019

Deferred revenue in relation to sale of real estate property	8	10
Additional or extended warranties	12	16
Services rendering agreement - Allpark	8	9
Revenue from credit card operators and banks	80	84
Back lights	-	142
Gift Card	131	99
Others	77	31
	316	391

Current	297	365
Non-current	19	26